BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
BUSINESS COMBINATIONS	Business Combinations
On February 29, 2024, First Financial acquired Agile Premium Finance for $96.9 million in an all cash transaction. Agile originates commercial loans for the payment of annual property and casualty insurance for businesses. The loans are secured by the unearned premium of the policies and have an average term of approximately ten months. Upon completion of the transaction, Agile became a division of the Bank and continues to operate as Agile Premium Finance, taking advantage of its existing brand recognition within the insurance premium financing industry. Operating results from the Agile acquisition have been included in the Consolidated Statements of Income since the acquisition date.

The Agile transaction was accounted for using the acquisition method of accounting and accordingly, assets acquired, liabilities assumed and consideration exchanged were recorded at estimated fair value on the acquisition date in accordance with FASB ASC Topic 805, Business Combinations. The fair value measurements of assets acquired and liabilities assumed were $97.8 million and $2.7 million, respectively. Acquisition accounting adjustments are considered preliminary at December 31, 2024. These present value measurements are subject to refinement for up to one year after the closing date of the acquisition as additional information relative to closing date fair values become available, and the measurement period ends in February 2025. Goodwill arising from the Agile acquisition was $1.8 million and reflects the additional revenue growth expected with the Company's expansion into the insurance premium financing business. First Financial incurred $0.2 million of expenses related to the Agile acquisition for the twelve months ended December 31, 2024.

The goodwill arising from the Agile acquisition is deductible for income tax purposes.  For further detail, see Note 10 – Goodwill and Other Intangible Assets.
The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value.

(Dollars in thousands)	Agile
Purchase consideration
Cash consideration	$96,887

Assets acquired
Commercial loans	93,353
Premises and equipment	651
Intangible assets	3,797
Total assets acquired	97,801

Liabilities assumed
Other liabilities	2,702
Total liabilities assumed	2,702

Net identifiable assets	95,099
Goodwill	$1,788